NOTE 11 - CONCENTRATIONS, RISKS AND UNCERTAINTIES	9 Months Ended
May 31, 2019
Accounting Policies [Abstract]
NOTE 11 - CONCENTRATIONS, RISKS AND UNCERTAINTIES

NOTE 11 – CONCENTRATIONS, RISKS AND UNCERTAINTIES

Credit risk

Cash deposits with banks are held in financial institutions in Malaysia, which are federally insured with deposit protection up to MYR250,000 (approximately $59,899). Accordingly, the Company has a concentration of credit risk related to the uninsured part of bank deposits. The Company has not experienced any losses in such accounts and believes it is not exposed to significant credit risk.

Concentration

The Company offer limited varieties of products for sale while depends on few suppliers for these products. Accordingly, The Company has a concentration risk related to these products and suppliers. Failure to maintain existing relationships with the suppliers or to establish new relationships in the future could negatively affect the Company’s ability to obtain products sold to customers in a timely manner. If the Company is unable to obtain ample supply of products from existing suppliers or alternative sources of supply, the Company may be unable to satisfy the orders from its customers, which could materially and adversely affect revenues.

The concentration on products sales revenues is as follows:

	Nine Months Ended May 31,		April 2, 2018 (Inception) to August 31,
	2019		2018
Product A	$ 1,831,077	68%	$ -
Product B	362,817	14%	-
Product C	306,316	11%	-
Total	$ 2,500,210	93%	$ -

The concentration on suppliers’ purchases is as follows:

	Nine Months Ended May 31,		April 2, 2018 (Inception) to August 31,
	2019		2018
Supplier A	1,032,548	55%	-
Supplier B	299,175	16%	-
Supplier C	418,633	22%	-
Total	$ 1,750,357	97%	$ -

The concentration on customers’ sales revenues is as follows:

	Nine Months Ended May 31,		April 2, 2018 (Inception) to August 31,
	2019		2018
Customer A	$ 290,180	11%	-
Customer B	197,356	7%	-
Customer C	159,387	6%	-
Total	646,923	24%	$ -